COMMON STOCK AND TREASURY STOCK (Details Narrative) - USD ($)																						3 Months Ended			12 Months Ended
	May 10, 2022	Apr. 04, 2022	Mar. 21, 2022	Mar. 07, 2022	Feb. 17, 2022	Feb. 14, 2022	Jan. 21, 2022	Nov. 12, 2021	Nov. 10, 2021	Nov. 04, 2021	Oct. 22, 2021	Oct. 21, 2021	Oct. 13, 2021	Oct. 07, 2021	Sep. 27, 2021	Sep. 24, 2021	Sep. 14, 2021	Aug. 10, 2021	Jun. 04, 2021	May 28, 2021	Mar. 09, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																						35,000,000,000			35,000,000,000	35,000,000,000
Common Stock, Par or Stated Value Per Share																									$ 0.0001	$ 0.0001
Common Stock, Shares, Issued																						18,687,886,254			17,592,057,165	13,701,742,065
Common Stock, Shares, Outstanding																						18,499,705,254			17,403,876,165	13,513,561,065
Number shares issued for common stock								100,000,000	100,000,000	200,000,000	120,000,000	200,000,000
Number of shares issued for common stock, convertible note financing																								$ 40,032	$ 5,257,524
Convertible Debt	$ 33,056
Stock Issued During Period, Value, Issued for Services																			$ 7,500,000,000			$ 7,000	$ 73,000
Conversions of various notes payable													$ 137,500	$ 137,500	$ 200,000	$ 200,000	$ 25,000	$ 25,000
Debt Conversion, Converted Instrument, Shares Issued													458,333,335	458,333,333	666,666,666	666,666,666	250,000,000	250,000,000
Shares Issued, Price Per Share								$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Note One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversions of various notes payable																				$ 17,000
Note Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversions of various notes payable																				23,032
Treasury Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Treasury Stock, Shares																						188,181,000			188,181,000	188,181,000
Carbon Meta Research Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, as compensation, shares						90,000,000
Tangiers Investment Group LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, convertible note financing, shares			27,500,000
Number of shares issued for common stock, convertible note financing			$ 55,000
Mac Rab LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, convertible note financing, shares	16,527,775
Lloyd Spencer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, as compensation, shares						30,000,000	428,571,428
Number of shares issued for common stock, as compensation							$ 150,000
Number of shares issued for common stock, convertible note financing, shares				33,000,000
Number of shares issued for common stock, convertible note financing				$ 66,000
Stock Issued During Period, Value, Issued for Services																					$ 7,500,000,000
Accrued Salaries																					$ 750,000
Other Individual One [Member] | Carbon Meta Research Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, as compensation, shares						30,000,000
Other Individual Two [Member] | Carbon Meta Research Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, as compensation, shares						30,000,000
Other Individual Three [Member] | Carbon Meta Research Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for common stock, as compensation, shares						30,000,000
Bill Elder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services		20,000,000
Mutual Release and Settlement Agreement With Y.A Global Investment LP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number shares issued for common stock							206,896,552
Production Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number shares issued for common stock						83,333,334
License Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number shares issued for common stock					160,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Issued																						18,499,705,254			17,403,876,165
Common Stock, Shares, Outstanding																						18,499,705,254			17,403,876,165
Number shares issued for common stock											20,000,000														740,000,000
Number of shares issued for common stock, convertible note financing, shares																								400,315,100	3,150,315,100
Number of shares issued for common stock, convertible note financing																								$ 40,032	$ 315,032
Stock Issued During Period, Shares, Issued for Services																						20,000,000	203,333,334
Stock Issued During Period, Value, Issued for Services																				$ 400,315,100		$ 2,000	$ 20,333
Shares Issued, Price Per Share											$ 0.0005
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																									35,000,000,000